UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

Paradigm Funds

(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY                             12207-1002

(Address of principal executive offices)

(Zip code)

Mae Cavoli

Paradigm Fund

Nine Elk Street, Albany, NY 12207-1002

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3516

Date of fiscal year end:

December 31, 2003

Date of reporting period:  June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Paradigm Value Fund

Semi-Annual Report

June 30, 2003

Paradigm Value Fund

Semi-Annual Report

June 30, 2003

Dear Fellow Shareholder:

We are pleased to report that for the first six months of 2003, the Paradigm Value Fund appreciated nicely and gained 23.2%(a), outperforming the S&P 600, which returned 12.9%.

The stock market started the year with a continuation of 2002's bear market but then staged a dramatic rally in the second quarter with the major indices all up in double digits.  In looking ahead, we believe that the market in the second half of 2003 will be more fundamentally driven and one in which corporate profits will be rewarded.  The big questions are whether corporate profits can meet the higher expectations for third and fourth quarters and whether the economic picture will show more significant signs of improvement.

As always, your confidence and continued support is greatly appreciated.

Very truly yours,

John Walthausen, CFA

Paradigm Capital Management, Inc.

For more complete information on the Fund, obtain a prospectus from the transfer agent at 1-877-59-FUNDS and read it carefully before investing.  The principal value and investment returns of an investment will fluctuate so that shares when redeemed may be worth more or less than the original cost.

(a) Year to Date returns for six month period ended 6/30/03.  The inception date of the Fund was January 1, 2003.  Year to Date returns include change in share prices and in each case include reinvestment of any dividends and capital gain distributions (not annualized).

Past Performance Is No Guarantee Of Future Results

2003 Semi-Annual Report  1

Paradigm Value Fund

Unaudited

Performance Information

Total returns for period six month period ended June 30, 2003 (Fund inception January 1, 2003)

6/30/03 NAV $24.64

      Cumulative(A)

Paradigm Value Fund

23.20%

S&P 600 Index(B)

12.90%

(A)Cumulative return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions (not annualized).

(B)The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

		Unaudited Schedule of Investments
			June 30, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Air-Cond & Warm Air Heating Equipment
4,000	Mestek, Inc. *	72,000	4.29%

Aircraft Engines & Engine Parts
9,000	Heico Corp.	109,800	6.54%

Commercial Printing
8,000	Cadmus Communications Corp.	71,120	4.24%

Construction Machinery & Equipment
32,200	Columbus McKinnon Corp. *	77,602	4.62%

Crude Petroleum & Natural Gas
12,500	Harvest Natural Resources *	79,625	4.74%

Electrical Industrial Apparatus
15,000	Proton Energy Sysytems, Inc. *	35,550	2.12%

Fire, Marine & Casualty Insurance
4,800	21st Century Insurance	68,640	4.09%

Greeting Cards
1,100	CSS Industries, Inc.	42,405	2.53%

Industrial Instruments For Measurement
5,000	K-Tron International, Inc. *	73,650	4.39%

Insurance Carriers
2,000	Pre-Paid Legal Services, Inc. *	49,060	2.92%

Magnetic & Optical Recording Media
2,700	Imation Corp.	102,114	6.08%

Misc Industrial & Commercial Machinery & Equipment
1,200	Curtiss-Wright Corp.	75,840	4.52%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  2

Paradigm Value Fund

	Unaudited Schedule of Investments
			June 30, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Paperboard Mills
2,100	Mod-Pac Corp. *	13,965	0.83%

Pharmaceutical Preperations
1,700	Polymedica Corp.	77,962	4.64%

Primary Smelting & Refining of Nonferrous Metals
14,000	Brush Engineered Material *	116,900	6.96%

Refuse Sysytems
20,000	Synagro Tech *	50,600	3.01%

Retail-Catalog & Mail-Order Houses
3,000	Blair Corp.	66,600	3.97%

Services-Automotive Repair, Services & Parking
1,800	Monro Muffler Brake, Inc. *	50,868	3.03%

Services-Computer Integrated Systems Design
10,000	Tyler Technologies, Inc. *	42,500	2.53%

Services-Computer Processing & Data Preparation
65,000	Interland, Inc. *	63,050	3.75%

Services- Personal Services
5,000	Mac-Gray Corp. *	19,850	1.18%

Special Industry Machinery (No Metalworking Machinery)
5,200	Unova, Inc. *	57,720	3.44%

Special Industry Machinery, NEC
7,600	Gerber Scientific, Inc. *	50,616	3.01%

Wholesale Machinery Equipment
6,000	Aviall, Inc. *	68,220	4.06%

Total for Common Stock		$ 1,536,257	91.49%

Cash and Equivalents
145,576	First American Treasury Obligation Fund Cl S 0.34% **	145,576	8.67%

	Total Investments	1,681,833	100.16%
	(Identified Cost -$ 1,478,757)

	Liabilities in excess of Other Assets	(2,726)	-0.16%

	Net Assets	$ 1,679,107	100.00%

*Non-Income Producing Securities.

**The coupon rate shown represents the rate

at June 30, 2003.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  3

Paradigm Value Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2003

Assets:
Investment Securities at Market Value	$ 1,681,833
(Identified Cost -$ 1,478,757)
Interest Receivable	34
Total Assets	1,681,867
Liabilities:
Payable to Adviser	2,760
Total Liabilities	2,760
Net Assets	$ 1,679,107
Net Assets Consist of:
Capital Paid In	1,378,716
Realized Gain (Loss) on Investments - Net	97,315
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	203,076
Net Assets, for 68,138 Shares Outstanding	$ 1,679,107
Net Asset Value and Redemption Price
Per Share ($1,679,107/68,138 shares)	$ 24.64

Statement of Operations (Unaudited)
For the six month period ended June 30, 2003

Investment Income:
Dividends	$ 19,874
Interest	270
Total Investment Income	20,144
Expenses: (Note 2)
Investment Advisor Fees	12,419
Total Expenses	12,419
Net Expenses	12,419

Net Investment Income	7,725

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	97,315
Unrealized Appreciation (Depreciation) on Investments	203,076
Net Realized and Unrealized Gain (Loss) on Investments	300,391

Net Increase (Decrease) in Net Assets from Operations	$ 308,116

The Fund commenced operation on January 1, 2003.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  4

Paradigm Value Fund

Statement of Changes in Net Assets (Unaudited)
For the six month period ended June 30, 2003

From Operations:
Net Investment Income	$ 7,725
Net Realized Gain (Loss) on Investments	97,315
Net Unrealized Appreciation (Depreciation)	203,076
Increase (Decrease) in Net Assets from Operations	308,116
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	1,276,387
Cost of Shares Redeemed	(5,396)
Net Increase from Shareholder Activity	1,270,991

Net Increase (Decrease) in Net Assets	1,579,107

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 1,679,107

Share Transactions:
Issued	63,417
Redeemed	(279)
Net increase (decrease) in shares	63,138
Shares outstanding beginning of period	5,000
Shares outstanding end of period	68,138

Financial Highlights (Unaduited)
For the six month period ended June 30, 2003
Selected data for a share outstanding throughout the period:

Net Asset Value -
Beginning of Period	$ 20.00
Net Investment Income	0.13
Net Gains or Losses on Securities
(realized and unrealized)	4.51
Total from Investment Operations	4.64

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value -
End of Period	$ 24.64
Total Return	23.20%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,679

Ratio of Expenses to Average Net Assets	2.00%	*
Ratio of Net Income to Average Net Assets	1.24%	*

Portfolio Turnover Rate	124.40%	*

* annualized

The Fund commenced operation on January 1, 2003.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  5

Notes to Financial Statements (Unaudited)

Paradigm Value Fund

June 30, 2003

1.)

SIGNIFICANT ACCOUNTING POLICIES

Paradigm Value Fund (the "Fund") is a non-diversified series of the Paradigm Funds (the "Trust"), a management investment company.  The Trust was organized in Ohio as a business trust on September 13, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, the Fund is the only series authorized by the Trust.  The Fund commenced operation on January 1, 2003.  The Fund's primary investment objective is capital appreciation.  Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:  Securities  that are  traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTION TIMING: Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES: It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

2003 Semi-Annual Report  6

Notes to the Financial Statements (Unaudited) – continued

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER: Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

2.)

 INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Paradigm Capital Management, Inc. (the “Adviser”).  For its services, the Adviser receives an annual investment management fee from the Fund of 2.00% of the average daily net assets of the Fund.  As a result of the above calculation, for the period since inception on January 1, 2003 and ended June 30, 2003, the Adviser received management fees totaling $12,419.

The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested Trustees, 12b-1 expenses and extraordinary expenses.

3.)

 RELATED PARTY TRANSACTIONS

Candace King Weir is the control person of the Adviser and also serves as a trustee/officer of the Fund.  This individual receives benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

4.)

 CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at June 30, 2003 was $1,378,716 representing 68,138 shares outstanding.

5.)

 PURCHASES AND SALES OF SECURITIES

For the period of January 1, 2003 to the period ended June 30, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,021,097 and $778,755 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.)

 SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at June 30, 2003 was $1,478,757.   At June 30, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

$262,774

($59,698)

$203,076

7.)

 CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2003, Candace King Weir held, in aggregate, more than 51% of the Paradigm Value Fund.

2003 Semi-Annual Report  7

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2003 Semi-Annual Report  8

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2003 Semi-Annual Report  9

Board of Trustees

M. Bruce Cohen

Lewis Golub

Candace King Weir

Investment Adviser

Paradigm Capital Management, Inc.

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

McCurdy & Associates CPA's, Inc.

27955 Clemens Rd.

Westlake, Ohio  44145

This report is provided for the general information of the shareholders of the Paradigm Value Fund.  This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reseved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By /s/ Candace King Weir

     Candace King Weir

     President

Date 9 / 3 / 03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Candace King Weir

     Candace King Weir

     President

Date 9 / 3 / 03

By /s/ Robert Benton

     Robert Benton

     Chief Financial Officer

Date 9-3-2003